SECURITISATIONS AND COVERED BONDS - Additional Information (Details) - GBP (£) £ in Millions	1 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fosse
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans		£ 1,394	£ 1,394
Cash deposits		47	48
Fosse | External issuances | Mortgage-backed master trust structures
Disclosure Of Gross Asset Securitised [Line Items]
Mortgage Backed Notes Sold	£ 200
Holmes
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans		5,407	3,735
Cash deposits		£ 182	£ 126